5. GE Trademark License (Details 1)	Dec. 31, 2015 USD ($)
2016	$ 6,889
2017	6,919
2018	6,919
2019 and Thereafter	48,590
GE Trademark
2016	2,448,161
2017	2,441,472
2018	2,234,113
2019 and Thereafter	$ 7,123,746